CVC - SUPPLEMENTAL CASH FLOW INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
The Company considers the balance of its investment in funds that substantially hold securities that mature within three months or less from the date the fund purchases these securities to be cash equivalents.  The carrying amount of cash and cash equivalents either approximates fair value due to the short-term maturity of these instruments or are at fair value.
The Company's non-cash investing and financing activities and other supplemental data were as follows:

	Three Months Ended March 31,
	2018	2017
Non-Cash Investing and Financing Activities:
Continuing Operations:
Property and equipment accrued but unpaid	$91,036	$61,170
Notes payable to vendor	30,237	—
Capital lease obligations	656	—
Supplemental Data:
Cash interest paid	464,763	524,864
Income taxes paid (refunded), net	(1,027)	1,553

SUPPLEMENTAL CASH FLOW INFORMATION
The Company's non-cash investing and financing activities and other supplemental data were as follows:

	Years Ended December 31,
	2017	2016
Non-Cash Investing and Financing Activities:
Continuing Operations:
Conversion of notes payable to affiliates and related parties of $1,750,000 (together with accrued and unpaid interest and applicable premium) to common stock (See Note 9)	$2,264,252	$—
Property and equipment accrued but unpaid	171,604	155,653
Distributions declared but not paid	—	79,617
Leasehold improvements paid by landlord	3,998	—
Notes payable to vendor	40,131	12,449
Capital lease obligations	9,385	—
Deferred financing costs accrued but unpaid	—	2,570
Supplemental Data:
Cash interest paid	1,765,126	1,192,370
Income taxes paid, net	29,006	1,538

Cablevision Systems Corporation And Subsidiaries
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
The Company's non-cash investing and financing activities and other supplemental data were as follows:

	January 1, 2016 to June 20, 2016	Years Ended December 31, 2015

Non-Cash Investing and Financing Activities:
Continuing Operations:
Property and equipment accrued but unpaid	$68,356	$63,843
Notes payable to vendor	—	8,318
Capital lease obligations	—	19,987
Intangible asset obligations	290	1,121
Non-Cash Investing and Financing Activities:
Dividends payable on unvested restricted share awards	—	3,517
Supplemental Data:
Continuing Operations:
Cash interest paid	258,940	560,361
Income taxes paid, net	7,082	3,849